Inventories (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Inventories
Raw materials and consumables	$ 113,128	$ 113,128		$ 126,046
Inventories in process	58,806	58,806		65,016
Finished goods	29,178	29,178		37,291
Total inventories	201,112	201,112		$ 228,353
Cost of merchandise sold		42,400	$ 6,400
Decreased in inventory	47,300
Prepaid expenses	$ 47,327	$ 47,327